RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 8 – RELATED PARTY TRANSACTIONS

On November 18, 2016, our company provided notice to Steven P. Nickolas, our then-president and chief executive officer, of our board of directors’ finding that there was “just cause” for termination of Mr. Nickolas’s employment and of our company’s intent to terminate the employment of Mr. Nickolas for “just cause” pursuant to the provision of the Employment Agreement with Mr. Nickolas dated March 1, 2016. Under the Employment Agreement, Mr. Nickolas had 30 days to cure the failures and breaches creating “just cause” for termination. Mr. Nickolas failed to cure such failure and breaches and, on April 7, 2017, our company terminated the employment of Mr. Nickolas for cause. In addition, our company removed Mr. Nickolas as the president and chief executive officer of our company.

On April 7, 2017, our board of directors appointed Richard A. Wright as president of our company. On April 28, 2017, Mr. Wright resigned as the secretary and treasurer of our company and he was appointed as the chief executive officer of our company.

On April 28, 2017, our board of directors appointed David Guarino as chief financial officer, treasurer, secretary president of our company.

On May 3, 2017, the Company designated 3,000,000 shares of the authorized and unissued preferred stock of our company as “Series D Preferred Stock” by filing a Certificate of Designation with the Secretary of State of the State of Nevada. Mr. Wright and Mr. Guarino were each issued 1,000,000 shares each of the Series D Preferred Stock.

On September 14, 2017, Wright Investment Group LLC, an entity controlled by Richard A. Wright, chief executive officer, president and director, advanced $200,000 to the Company.

NOTE 10 – RELATED PARTY TRANSACTIONS

On October 31, 2014, the Company amended the 2013 Equity Incentive Plan to, among other things, to increase the number of shares of stock of the Company available for the grant of awards under the plan from 20,000,000 shares to 35,000,000 shares.

On October 31, 2014, the Company reduced the exercise price of an aggregate of 120,000 stock options granted to Steven P. Nickolas and Richard A. Wright, , to $7.50 per share as noted below:

			New Exercise
		Old Exercise	Price per		Number of Stock
Name of Optionee	Grant Date	Price per Share	Share	Expiration Date	Options
Steven P. Nickolas	October 9, 2013	$30.25	$7.50	October 9, 2023	60,000
Richard A. Wright	October 9, 2013	$30.25	$7.50	October 9, 2023	60,000

On May 21, 2014, the Company granted a total of 120,000 stock options Steven A. Nickolas and Richard A. Wright ( 60,000 stock options to each). The stock options are exercisable at the exercise price of $7.275 per share for a period of ten years from the date of grant. 60,000 stock options vested upon the date of grant and 60,000 stock options will vest on November 21, 2014.

On October 9, 2013, the Company granted a total of 120,000 stock options to Steven A. Nickolas and Richard A. Wright ( 60,000 stock options to each). The stock options are exercisable at the exercise price of $30.25 per share for a period of ten years from the date of grant. For each individual, the stock options vest as follows: (i) 20,000 upon the date of grant; and (ii) 10,000 per quarter until fully vested.

On October 8, 2013, the Company issued a total of 20,000,000 shares of non-convertible Series A Preferred Stock to Steven A. Nickolas and Richard A. Wright ( 10,000,000 shares to each), our directors and executive officers, in consideration for the past services, at a deemed value of $0.001 per share. We valued these shares based on the cost considering the time and average billing rate of these individuals and recorded a $20,000 stock compensation cost for the year ended March 31, 2014.

On January 29, 2016, the Company granted a total of 3,000,000 stock options Steven A. Nickolas and Richard A. Wright ( 1,500,000 stock options to each). The stock options are exercisable at the exercise price of $0.52 per share for a period of 7.6 years from the date of grant and vested upon the date of grant.

Effective March 31, 2016, the Company issued a total of 3,000,000 shares of our Series C Preferred Stock to Steven P. Nickolas and Richard A. Wright ( 1,500,000 shares to each), our directors and executive officers, pursuant to their employment agreements dated effective March 1, 2016.

Employment Agreement with Steven P. Nickolas

On March 30, 2016, the Company entered into an employment agreement dated effective March 1, 2016 with Steven P. Nickolas, our president, chief executive officer and director, pursuant to which Mr. Nickolas agreed to perform such duties as are regularly and customarily performed by the president and chief executive officer of a corporation, and any other duties consistent with Mr. Nickolas’s position in our company. Pursuant to the terms of the employment agreement, the Company have agreed to (i) pay Mr. Nickolas $15,000 per month or such other amount as may be determined by our board of directors from time to time; and (ii) issue to Mr. Nickolas 1,500,000 shares of our Series C Preferred Stock (issued effective as of March 31, 2016). The Company also agreed that each of the following events constitute a “Negotiated Trigger Event” as defined in the Certificate of Designation for the Series C Preferred Stock: (i) the occurrence of a change of control event; (ii) the death of Mr. Nickolas; and (iii) the termination of the employment agreement for any reason.

On November 18, 2016, our company provided notice to Steven Nickolas, our CEO and President, of our board of director’s finding that there is “just cause” for termination of Mr. Nickolas’s employment and of our company’s intent to terminate the employment of Mr. Nickolas for “just cause” pursuant to the provision of the Employment Agreement with Mr. Nickolas dated March 1, 2016. Under the Employment Agreement, Mr. Nickolas had 30 days to cure the failures and breaches creating “just cause” for termination. Mr. Nickolas failed to cure such failure and breaches and, on April 7, 2017, our company terminated the employment of Mr. Nickolas for cause. In addition, our company removed Mr. Nickolas as the President and Chief Executive Officer of our company.

Employment Agreement with Richard A. Wright

On March 30, 2016, the Company entered into an employment agreement dated effective March 1, 2016 with Richard A. Wright, our vice-president, secretary, treasurer and director, pursuant to which Mr. Wright agreed to perform such duties as are regularly and customarily performed by the vice president, secretary and treasurer of a corporation, and any other duties consistent with Mr. Wright’s position in our company. Pursuant to the terms of the employment agreement, the Company have agreed to (i) pay Mr. Wright $14,000 per month or such other amount as may be determined by our board of directors from time to time; and (ii) issue to Mr. Wright 1,500,000 shares of our Series C Preferred Stock (issued effective as of March 31, 2016). The Company also agreed that each of the following events constitute a “Negotiated Trigger Event” as defined in the Certificate of Designation for the Series C Preferred Stock: (i) the occurrence of a change of control event; (ii) the death of Mr. Wright; and (iii) the termination of the employment agreement for any reason.

In addition, the Company may (i) grant awards under our 2013 equity incentive plan to Mr. Wright from time to time and (ii) pay to Mr. Wright an annual discretionary performance bonus in an amount to be determined by our board of directors in its sole discretion. Mr. Wright will also be eligible to participate in other bonus programs offered by our company to our senior staff from time to time.

In addition, Mr. Wright will be entitled to participate in all of our employee benefit plans provided by our company to our senior officers. If the Company do not provide such plans at any time, the Company agreed to reimburse Mr. Wright for the reasonable cost of any such plans obtained privately. The Company also agreed to (i) provide Mr. Wright with vehicle leased in our company’s name, with lease payments not exceeding $700 /month or such other amount as may be determined by our board of directors; (ii) pay Mr. Wright an allowance of $5,000 per month or such other amount as may be determined by our board of directors, which may be used by Mr. Wright as he sees fit, including without limitation, the funding of non-qualified retirement plans; (iii) reimburse Mr. Wright for any expenses that he incurs in connection with his duties under his employment agreement. Mr. Wright will be entitled in each year to five weeks’ paid vacation, in addition to weekends and statutory holidays, to be taken in installments of no more than three consecutive weeks of paid time off.

The initial term of the employment agreement is three years and, on the third anniversary of the effective date of the employment and on each annual anniversary date thereafter, the term of the employment agreement will automatically be extended by one additional year unless either party gives 90 days’ written notice to the other of its intention not to renew the employment agreement.

If, within 90 days of the occurrence of a change of control event, Mr. Wright resigns from his employment relationship with our company or our company terminates his employment agreement for any reason other than for just cause, then the Company agreed to pay Mr. Wright severance in an amount equal to the following: 36 months’ salary plus an amount, if any, equal to the following: one month’s salary multiplied by the number of calendar years, starting on the effective date of the employment agreement, that Mr. Wright is employed by our company under his employment agreement.

The Company may terminate Mr. Wright’s employment at any time for other than just cause by delivering to Mr. Wright written notice of termination. In such a case, the Company agreed to pay Mr. Wright severance in an amount equal to the following: 36 months’ salary plus an amount, if any, equal to the following: one month’s salary multiplied by the number of calendar years, starting on the effective date of the employment, that Mr. Wright is employed by our company under his employment agreement.

Subject to applicable employment laws or similar legislation, the Company may terminate Mr. Wright’s employment in the event he has been unable to perform his duties for a period of eight consecutive months or a cumulative period of 12 months in any consecutive 24 month period, because of a physical or mental disability. Mr. Wright’s employment will automatically terminate on his death. In the event Mr. Wright’s employment with our company terminates by reason of Mr. Wright’s death or disability, then upon and immediately effective on the date of termination the Company agreed to promptly pay and provide Mr. Wright (or in the event of Mr. Wright’s death, Mr. Wright’s estate); any unpaid salary and any outstanding and accrued regular and special vacation pay through the date of termination; reimbursement for any unreimbursed expenses incurred through to the date of termination; and any outstanding amounts due under any awards which will be dealt with in accordance with our 2013 equity incentive plan and the award agreement. In the event Mr. Wright’s employment is terminated due to a disability, the Company agreed to pay to Mr. Wright the severance referred to above.

The Company may terminate Mr. Wright’s employment for just cause at any time by delivering to Mr. Wright written notice of termination. In the event that Mr. Wright’s employment with our company is terminated by our company for just cause, Mr. Wright will not be entitled to any additional payments or benefits (except as otherwise provided in his employment agreement), other than for amounts due and owing to Mr. Wright by our company as of the date of termination, except for any awards under our 2013 equity incentive plan will be dealt with in accordance with the plan and award agreement.

Provided that Mr. Wright has acted within the scope of his authority, the Company agreed to indemnify and save harmless Mr. Wright (including his heirs and legal representatives) against any and all costs, claims and expenses (including any amounts paid to settle any actions or satisfy any judgments) which: he may suffer or incur by reason of any matter or thing which he may in good faith do or have done or caused to be done as an employee, officer or director of our company, any of its subsidiaries or of any of their respective affiliates; or was reasonably incurred by him in respect of any civil, criminal or administrative action or proceeding to which he is made a party by reason of being or having been an employee, officer or director of our company, any of its subsidiaries or of any of their respective affiliates; provided that, the foregoing indemnification will apply only if: he acted honestly and in good faith with a view to the best interests of our company, any of its subsidiaries or any of their respective affiliates; and in the case of a criminal or administrative action or proceeding that is enforced by a monetary penalty, he had reasonable grounds for believing that his conduct was lawful.

Mr. Wright agreed to indemnify and save harmless our company against, and agree to hold it harmless from, any and all damages, injuries, claims, demands, actions, liability, costs and expenses (including reasonable legal fees) incurred or made against our company arising from or connected with the performance or non-performance of his employment by him or the beach of any warranty, representation or covenant herein by him, other than claims by him pursuant to his employment agreement.

If and to the extent the Company maintain directors’ and officers’ liability insurance for the protection of our executives in connection with acts and omissions occurring during their employment with our company, the Company agreed that Mr. Wright will be included as an officer and director who is covered by such policy on a basis no less favorable than made available to other executives of our company.

On April 7, 2017, our board of directors appointed Richard A. Wright as president of our company. On April 28, 2017, Mr. Wright resigned as the secretary and treasurer of our company and he was appointed as the chief executive officer of our company.